Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000224297 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224297 | 64119V303 | NETSTREIT Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224297 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224297 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224297 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224297 | 49803T300 | Kite Realty Group Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224297 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224297 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224297 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224297 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224297 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224297 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224297 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224297 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224297 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224297 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224297 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224297 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224297 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000224297 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224296 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224296 | 64119V303 | NETSTREIT Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224296 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224296 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224296 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224296 | 49803T300 | Kite Realty Group Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224296 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224296 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224296 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224296 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224296 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224296 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224296 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224296 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224296 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224296 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224296 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224296 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224296 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000224296 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224295 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224295 | 64119V303 | NETSTREIT Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224295 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224295 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224295 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224295 | 49803T300 | Kite Realty Group Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224295 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224295 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224295 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224295 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224295 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224295 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224295 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224295 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224295 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224295 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224295 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224295 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224295 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000224295 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224298 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224298 | 64119V303 | NETSTREIT Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224298 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224298 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224298 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224298 | 49803T300 | Kite Realty Group Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224298 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224298 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224298 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224298 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224298 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224298 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224298 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224298 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224298 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224298 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224298 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224298 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224298 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000224298 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224305 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224305 | SPXWP6800_20260401_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224305 | SPXWP6800_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224305 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224305 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224305 | SPXWP6750_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224305 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224305 | SPYS3262K | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262M | State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	97.20%
C000224305 | Index OptionSPXWP6750_20260323_L_PER
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224305 | SPY C705_20260323_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224305 | SPXWP6450_20260401_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224305 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224306 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224306 | SPXWP6800_20260401_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224306 | SPXWP6800_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224306 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224306 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224306 | SPXWP6750_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224306 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224306 | SPYS3262K | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262M | State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	97.20%
C000224306 | Index OptionSPXWP6750_20260323_L_PER
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224306 | SPY C705_20260323_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224306 | SPXWP6450_20260401_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224306 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224307 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224307 | SPXWP6800_20260401_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224307 | SPXWP6800_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224307 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224307 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224307 | SPXWP6750_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224307 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224307 | SPYS3262K | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262M | State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	97.20%
C000224307 | Index OptionSPXWP6750_20260323_L_PER
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224307 | SPY C705_20260323_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224307 | SPXWP6450_20260401_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224307 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224308 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224308 | SPXWP6800_20260401_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224308 | SPXWP6800_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224308 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224308 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224308 | SPXWP6750_20260323_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224308 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224308 | SPYS3262K | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262M | State Street SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	97.20%
C000224308 | Index OptionSPXWP6750_20260323_L_PER
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224308 | SPY C705_20260323_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224308 | SPXWP6450_20260401_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224308 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000224285 | 2026-03-24,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224285 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224285 | 2026-04-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224285 | 2058-06-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | 2058-09-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | Cmo00250AAC8
Holdings [Line Items]
Percent of Total Investments	73.10%
C000224285 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.80%
C000224285 | Education49130NEZ8
Holdings [Line Items]
Percent of Total Investments	0.30%
C000224285 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	9.80%
C000224285 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224285 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224285 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224285 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224285 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224285 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224285 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224285 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224285 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224285 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224285 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224285 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224285 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000224286 | 2026-03-24,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224286 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224286 | 2026-04-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224286 | 2058-06-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | 2058-09-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | Cmo00250AAC8
Holdings [Line Items]
Percent of Total Investments	73.10%
C000224286 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.80%
C000224286 | Education49130NEZ8
Holdings [Line Items]
Percent of Total Investments	0.30%
C000224286 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	9.80%
C000224286 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224286 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224286 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224286 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224286 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224286 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224286 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224286 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224286 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224286 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224286 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224286 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224286 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000224288 | 2026-03-24,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224288 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224288 | 2026-04-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224288 | 2058-06-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | 2058-09-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | Cmo00250AAC8
Holdings [Line Items]
Percent of Total Investments	73.10%
C000224288 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.80%
C000224288 | Education49130NEZ8
Holdings [Line Items]
Percent of Total Investments	0.30%
C000224288 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	9.80%
C000224288 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224288 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224288 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224288 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224288 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224288 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224288 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224288 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224288 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224288 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224288 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224288 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224288 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000224287 | 2026-03-24,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224287 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224287 | 2026-04-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224287 | 2058-06-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | 2058-09-25,CHNGE Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | Cmo00250AAC8
Holdings [Line Items]
Percent of Total Investments	73.10%
C000224287 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.80%
C000224287 | Education49130NEZ8
Holdings [Line Items]
Percent of Total Investments	0.30%
C000224287 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	9.80%
C000224287 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224287 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224287 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224287 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224287 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224287 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224287 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224287 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224287 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224287 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224287 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224287 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224287 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230314 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230314 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230314 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230314 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230314 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230314 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230314 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230314 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230314 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230314 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230314 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230314 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230314 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230314 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230314 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230314 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230314 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230314 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000230314 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000230314 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230314 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000230314 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230314 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230314 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230314 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230314 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230314 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000230314 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
C000230311 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230311 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230311 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230311 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230311 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230311 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230311 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230311 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230311 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230311 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230311 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230311 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230311 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230311 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230311 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230311 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230311 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230311 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000230311 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000230311 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230311 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000230311 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230311 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230311 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230311 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230311 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230311 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000230311 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
C000230312 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230312 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230312 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230312 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230312 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230312 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230312 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230312 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230312 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230312 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230312 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230312 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230312 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230312 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230312 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230312 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230312 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230312 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000230312 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000230312 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230312 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000230312 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230312 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230312 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230312 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230312 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230312 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000230312 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
C000230313 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230313 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230313 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230313 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230313 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230313 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230313 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230313 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230313 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230313 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230313 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230313 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230313 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230313 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230313 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230313 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230313 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230313 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000230313 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000230313 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000230313 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000230313 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230313 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230313 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230313 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230313 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230313 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000230313 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.20%)
C000230318 | 60855R100 | Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230318 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230318 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230318 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230318 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230318 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230318 | 989701107 | Zions Bancorp National Association
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230318 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230318 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230318 | 683715106 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230318 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230318 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230318 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230318 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230318 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000230318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000230318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000230318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000230315 | 60855R100 | Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230315 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230315 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230315 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230315 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230315 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230315 | 989701107 | Zions Bancorp National Association
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230315 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230315 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230315 | 683715106 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230315 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230315 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230315 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000230315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000230315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000230315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000230316 | 60855R100 | Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230316 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230316 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230316 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230316 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230316 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230316 | 989701107 | Zions Bancorp National Association
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230316 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230316 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230316 | 683715106 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230316 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230316 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000230316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000230316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000230316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000230317 | 60855R100 | Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230317 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230317 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230317 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230317 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230317 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230317 | 989701107 | Zions Bancorp National Association
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230317 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230317 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230317 | 683715106 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230317 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230317 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230317 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000230317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000230317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000230317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%